Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information by segment and main country [Line Items]
Total sales	€ 18,021	€ 18,169	€ 17,827
Sales including intercompany	18,021	18,169	17,827
Depreciation and amortisation	(1,390)	(1,261)	(1,602)
Adjusted EBITA	2,077	1,921	1,318
Inter-segment eliminations
Information by segment and main country [Line Items]
Sales including intercompany	(726)	(346)	(449)
Diagnosis & Treatment
Information by segment and main country [Line Items]
Total sales	8,790	8,825	8,303
Adjusted EBITA	1,018	1,028	786
Diagnosis & Treatment | Operating segments
Information by segment and main country [Line Items]
Total sales	8,790	8,825	8,303
Sales including intercompany	9,269	9,269	8,597
Depreciation and amortisation	(464)	(306)	(417)
Adjusted EBITA	1,018	1,028	786
Connected Care
Information by segment and main country [Line Items]
Total sales	5,134	5,138	5,268
Adjusted EBITA	494	369	111
Connected Care | Operating segments
Information by segment and main country [Line Items]
Total sales	5,134	5,138	5,268
Sales including intercompany	5,163	5,149	5,280
Depreciation and amortisation	(403)	(445)	(646)
Adjusted EBITA	494	369	111
Personal Health
Information by segment and main country [Line Items]
Total sales	3,486	3,602	3,626
Adjusted EBITA	584	597	538
Personal Health | Operating segments
Information by segment and main country [Line Items]
Total sales	3,486	3,602	3,626
Sales including intercompany	3,566	3,685	3,684
Depreciation and amortisation	(117)	(115)	(132)
Adjusted EBITA	584	597	538
Other
Information by segment and main country [Line Items]
Total sales	611	604	630
Adjusted EBITA	(18)	(73)	(118)
Other | Operating segments
Information by segment and main country [Line Items]
Total sales	611	604	630
Sales including intercompany	750	413	715
Depreciation and amortisation	(406)	(394)	(407)
Adjusted EBITA	€ (18)	€ (73)	€ (118)